SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR – Schedule H, Part IV, Line 4i (Details) - EBP 162	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0196300
Plan number	162
Total assets held for investment	$ 236,359,491
Investment, Identifier [Axis]: Interest in Eaton Savings Trust Master Trust | Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	209,978,018
Investment, Identifier [Axis]: Interest in Eaton Stable Value Fund | Guaranteed Investment Contract
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,556,162
Investment, Identifier [Axis]: Participant Loans | 4.0 - 10.50; various maturity dates
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Current Value	$ 6,825,311
Investment, Identifier [Axis]: Participant Loans | 4.0 - 10.50; various maturity dates | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.00%
Investment, Identifier [Axis]: Participant Loans | 4.0 - 10.50; various maturity dates | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%